Shareholder Report, Holdings (Details) - Fidelity Government Cash Reserves	May 31, 2024
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	63.10%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.60%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%